Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000195444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195444 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000195444 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195444 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195444 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195444 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195444 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195444 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195444 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195444 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000195444 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195444 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000195444 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195444 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195444 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195444 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000195444 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000195444 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195444 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195444 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195444 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000195444 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000195445 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195445 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000195445 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195445 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195445 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195445 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195445 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195445 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195445 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195445 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195445 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000195445 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195445 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000195445 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195445 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195445 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195445 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000195445 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000195445 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195445 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195445 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195445 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000195445 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000195446 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195446 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195446 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000195446 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195446 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195446 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195446 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195446 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195446 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195446 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195446 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195446 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195446 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000195446 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195446 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000195446 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195446 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195446 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195446 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000195446 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000195446 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195446 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195446 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195446 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000195446 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000195447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195447 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000195447 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195447 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195447 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195447 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195447 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195447 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195447 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195447 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195447 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000195447 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195447 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000195447 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195447 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195447 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195447 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000195447 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000195447 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195447 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195447 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195447 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000195447 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%